Material Non-Controlling Interest (Details) - Schedule of information relating to the Group’s subsidiary material NCI - Cartrack Holdings Proprietary Limited [Member] R in Thousands	12 Months Ended
Feb. 28, 2021 ZAR (R)
Material Non-Controlling Interest (Details) - Schedule of information relating to the Group’s subsidiary material NCI [Line Items]
NCI percentage	31.90%
Principal place of business	South Africa
Revenue	R 2,290,543
Profit for the year after tax	542,338
Other comprehensive income	(12,942)
Total comprehensive income	529,396
Profit attributable to NCI	179,237
Other comprehensive income attributable to NCI	(8,094)
Total comprehensive income attributable to NCI	171,143
Non-current assets	1,588,204
Current assets	453,576
Current liabilities	(533,914)
Non-current liabilities	(198,430)
Net assets	1,309,436
Net assets attributable to NCI	427,133
Cash flows from operating activities	955,309
Cash flows from investing activities	(517,691)
Cash flows from financing activities	(500,629)
Net (decrease) in cash and cash equivalents	(63,011)
Dividends paid to NCI	R (145,859)